Annual Total Returns - Franklin Growth and Income VIP Fund [BarChart] - FTVIP Class 1-62 - Franklin Growth and Income VIP Fund - Class 1	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.64%
Annual Return 2012	12.53%
Annual Return 2013	29.96%
Annual Return 2014	9.40%
Annual Return 2015	(0.62%)
Annual Return 2016	11.86%
Annual Return 2017	16.15%
Annual Return 2018	(4.37%)
Annual Return 2019	26.05%
Annual Return 2020	5.81%